Income Taxes - Schedule of the Company’s Net deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforward	$ 5,688	$ 3,315
Other temporary differences	95	71
Capitalized research and development costs	1,282	1,395
Operating lease liability	17	33
Vacation and convalescence accrual	67	50
Total deferred tax assets:	7,149	4,864
Deferred tax liability: Operating lease right-of-use assets	(19)	(35)
Total deferred tax liability	(19)	(35)
Net deferred tax assets:	7,130	4,829
Less: Valuation allowance	(7,130)	(4,829)	$ (3,016)	$ (1,607)
Net deferred tax asset